UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	114,184	$ 15,329,202

Airlines — 2.4%
Delta Air Lines, Inc.	203,279	5,891,025
United Continental Holdings, Inc.*	278,236	10,920,763

		16,811,788

Auto Components — 1.7%
Lear Corp.	145,988	12,103,865

Automobiles — 0.8%
General Motors Co.*	148,488	5,750,940

Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)	99,433	16,798,211
Morgan Stanley	455,069	14,243,660

		31,041,871

Commercial Banks — 4.9%
PNC Financial Services Group, Inc. (The)	183,172	14,095,085
Wells Fargo & Co.	454,956	20,027,163

		34,122,248

Communications Equipment — 1.1%
JDS Uniphase Corp.*	644,734	7,827,071

Computers & Peripherals — 1.0%
Apple, Inc.	13,020	7,240,031

Consumer Finance — 2.9%
Capital One Financial Corp.	125,000	8,953,750
SLM Corp.	406,984	10,846,124

		19,799,874

Diversified Financial Services — 7.0%
Citigroup, Inc.	316,331	16,740,237
ING US, Inc.	303,894	10,618,056
JPMorgan Chase & Co.	366,768	20,986,465

		48,344,758

Diversified Telecommunication Services — 1.6%
Vivendi SA (France)	438,056	11,110,938

Electronic Equipment & Instruments — 2.3%
Flextronics International Ltd. (Singapore)*	2,069,400	15,686,052

Energy Equipment & Services — 1.5%
Halliburton Co.	202,382	10,661,484

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	101,690	6,809,162
Wal-Mart Stores, Inc.	67,352	5,456,186

		12,265,348

Food Products — 3.3%
Bunge Ltd.	151,881	12,168,706
Mondelez International, Inc. (Class A Stock)	321,359	10,775,167

		22,943,873

Healthcare Providers & Services — 7.3%
Cigna Corp.	117,990	10,318,226
Express Scripts Holding Co.*	212,674	14,323,594
HCA Holdings, Inc.	285,063	13,232,624
UnitedHealth Group, Inc.	167,973	12,510,629

		50,385,073

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	294,150	10,621,757
Hyatt Hotels Corp. (Class A Stock)*	150,583	7,283,700
International Game Technology	501,147	8,765,061

		26,670,518

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp.*	639,302	12,089,201

Industrial Conglomerates — 1.0%
Siemens AG (Germany), ADR	53,180	7,026,142

Insurance — 5.1%
Axis Capital Holdings Ltd.	139,346	6,846,069
MetLife, Inc.	284,142	14,829,371
Travelers Cos., Inc. (The)	82,010	7,441,587
XL Group PLC (Ireland)	193,005	6,174,230

		35,291,257

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	12,260	12,990,573

Machinery — 1.4%
SPX Corp.	100,265	9,489,080

Media — 4.3%
Comcast Corp. (Class A Stock)	235,553	11,747,028
Liberty Global PLC (United Kingdom) (Class C Stock)*	219,541	17,881,614

		29,628,642

Metals & Mining — 1.7%
Goldcorp, Inc. (Canada)(a)	316,599	7,110,814
Newmont Mining Corp.	192,917	4,790,129

		11,900,943

Multiline Retail — 0.7%
J.C. Penney Co., Inc.*(a)	478,964	4,880,643

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	128,184	11,385,303
Denbury Resources, Inc.*	434,195	7,242,373
EOG Resources, Inc.	68,231	11,258,115
Marathon Oil Corp.	386,815	13,940,813
Noble Energy, Inc.	198,508	13,943,202
Occidental Petroleum Corp.	104,691	9,941,457
Suncor Energy, Inc. (Canada)	276,429	9,586,558
Williams Cos., Inc. (The)	243,857	8,588,644

		85,886,465

Personal Products — 1.4%
Avon Products, Inc.	535,144	9,541,618

Pharmaceuticals — 10.2%
Actavis PLC*	85,974	14,019,780
Merck & Co., Inc.	139,323	6,942,465
Mylan, Inc.*(a)	421,240	18,589,321
Pfizer, Inc.	394,075	12,504,000

Sanofi (France), ADR	245,473	12,968,339
Teva Pharmaceutical Industries Ltd. (Israel), ADR	135,795	5,535,004

		70,558,909

Road & Rail — 3.0%
Hertz Global Holdings, Inc.*	459,110	11,138,009
Union Pacific Corp.	60,239	9,761,128

		20,899,137

Software — 2.8%
CA, Inc.	270,073	8,912,409
Microsoft Corp.	277,624	10,585,803

		19,498,212

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.*(a)	44,348	3,460,474

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc.*	639,416	1,624,114

TOTAL LONG-TERM INVESTMENTS (cost $472,937,034)		682,860,344

SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,761,372; includes $10,629,587 of cash collateral for securities on loan)(b)(c)	24,761,372	24,761,372

TOTAL INVESTMENTS — 102.1% (cost $497,698,406)(d)		707,621,716
Liabilities in excess of other assets — (2.1)%		(14,435,580)

NET ASSETS — 100.0%		$693,186,136

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,130,206; cash collateral of $10,629,587 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$502,172,879

Appreciation	228,357,741
Depreciation	(22,908,904)

Net Unrealized Appreciation	$205,448,837

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$671,749,406	$11,110,938	$—
Affiliated Money Market Mutual Fund	24,761,372	—	—

Total	$696,510,778	$11,110,938	$—

Notes to the Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature